                 PROSPECTUS SUPPLEMENT DATED SEPT. 29, 2006*
              TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2006:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------

RIVERSOURCE INNOVATIONS(SM) SELECT VARIABLE ANNUITY               45313 H

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

--------------------------------------------------------------------------------------------------
FUND NAME                    INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISOR

--------------------------------------------------------------------------------------------------
RiverSource Variable         Long-term growth of capital. Invests        RiverSource Investments,
Portfolio - Select Value     primarily in common stocks, preferred       adviser; Systematic
Fund                         stocks and securities convertible into      Financial Management,
                             common stocks that are listed on a          L.P. and WEDGE Capital
                             nationally recognized securities            Management L.L.P.,
                             exchange or traded on the NASDAQ            subadvisers.
                             National Market System of the
                             National Association of Securities
                             Dealers. The Fund invests in mid-cap
                             companies as well as companies with
                             larger and smaller market
                             capitalizations.
--------------------------------------------------------------------------------------------------


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
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45313-8 A (9/06)

* Valid until next prospetus update